April 21, 2015

Via EDGAR

Michelle Roberts
Senior Attorney
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549

RE:    Principal Life Insurance Company
Separate Account B
Principal Pivot Series Variable Annuity
Post-Effective Amendment No. 2 to Registration Statement on Form N-4
File No.: 811-02091, 333-197214

Dear Ms. Roberts:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-4 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Contract.

This Amendment is being made to address Staff comments related to the use of the term “qualified funds.” Registrant will provide a redlined copy of the prospectus compared to the prospectus in the February 18, 2015 filing.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s other variable annuity contracts.

The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and a signature page.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-362-2384 if you have any questions.

Sincerely,
/s/ Doug Hodgson
Doug Hodgson
Counsel, Registrant
711 High Street
Des Moines, IA 50392-0300
(515) 362-2384
Hodgson.Doug@principal.com